GOF P2 04/22

SUPPLEMENT DATED APRIL 22, 2022

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH FUND LISTED BELOW

Franklin Fund Allocator Series

Franklin Global Allocation Fund

Franklin Global Trust

Franklin International Growth Fund

Franklin Gold and Precious Metals Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Series

Franklin Growth Opportunities Fund

Franklin Small-Mid Cap Growth Fund

Franklin Small Cap Growth Fund

Franklin Biotechnology Discovery Fund

Franklin Natural Resources Fund

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Investment Trust

Templeton Global Balanced Fund

Templeton Income Trust

Templeton Global Bond Fund

Templeton International Bond Fund

Templeton Global Total Return Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

In order to provide shareholders with additional detail on the existing investment processes for the Funds referenced below, the Funds’ prospectuses are amended as follows:

I. For Franklin Global Allocation Fund, the last paragraph under the “Fund Details – Principal Investment Policies and Practices” section of the prospectus is replaced with the following:

Portfolio Selection

The Fund’s investment manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. In analyzing both corporate debt and equity securities, the investment manager considers a variety of factors, including: a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects; the experience and strength of the company’s management; the company’s changing financial condition and market recognition of the change; the company’s sensitivity to changes in interest rates and business conditions; and the company’s debt maturity schedules and borrowing requirements. When choosing investments for the Fund, the investment manager generally performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating organizations. In addition, the investment manager may use quantitative modeling to assist in the selection of investments for the Fund. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on a company, which the investment manager believes provide a measure of the company’s sustainability. In analyzing ESG factors, the investment manager assesses whether a company’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a company. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

II. For Franklin International Growth Fund, the second paragraph under the “Fund Details – Principal Investment Policies and Practices – Portfolio Selection” section of the prospectus is replaced with the following:

Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on a company, which the investment manager believes provide a measure of the company’s sustainability. In analyzing ESG factors, the investment manager assesses whether a company’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a company. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

III. For Franklin Gold and Precious Metals Fund, the first paragraph under the “Fund Details – Principal Investment Policies and Practices – Portfolio Selection” section of the prospectus is replaced with the following:

The Fund’s investment manager looks for companies with low cost reserves and experienced management teams with established track records, particularly focusing on companies with long life production profiles, expandable resource bases, and active exploration programs that can potentially drive future reserve and production growth. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on a company, which the investment manager believes provide a measure of the company’s sustainability. In analyzing ESG factors, the investment manager assesses whether a company’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a company. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

IV. For Franklin Real Estate Securities Fund, the following is added as the last paragraph under the “Fund Details – Principal Investment Policies and Practices – Portfolio Selection” section of the prospectus:

Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on a company, which the investment manager believes provide a measure of the company’s sustainability. In analyzing ESG factors, the investment manager assesses whether a company’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a company. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

V. For Franklin Mutual Beacon Fund, Franklin Mutual European Fund, Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual Quest Fund and Franklin Mutual Shares Fund, the following replaces the “Fund Details – Principal Investment Policies and Practices – Portfolio Selection” section of the prospectus:

The investment manager employs a research driven, fundamental value strategy for the Fund. In choosing equity investments, the investment manager focuses on the market price of a company’s securities relative to the investment manager’s own evaluation of the company’s asset value, including an analysis of cash flow potential, long-term earnings, multiples of earnings and book value. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the investment manager’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type. The investment manager considers environmental, social, governance (ESG) and other sustainability issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. The investment manager’s fundamental research analysts, using their industry expertise, evaluate what the investment manager believes to be material ESG factors at both a company and industry-level and engage with company management regarding their ESG policies and practices.  ESG factors may include, but are not limited to, emissions, energy and waste management, labor practices and relations, exposure to potential regulatory changes, and corporate governance.  Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and ultimately may not be the determinative factor in the investment manager’s final decision on whether to invest in a company. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

VI. For Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund, the following replaces the first paragraph under the “Fund Details – Principal Investment Policies and Practices – Portfolio Selection” section of the prospectus:

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies it believes can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry. The investment manager defines quality companies as those with strong and improving competitive positions in attractive markets. The investment manager also believes important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. The investment manager’s valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on a company, which the investment manager believes provide a measure of the company’s sustainability. In analyzing ESG factors, the investment manager assesses whether a company’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a company. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

VII. For Franklin Biotechnology Discovery Fund and Franklin Natural Resources Fund, the following replaces the first paragraph under the “Fund Details – Principal Investment Policies and Practices – Portfolio Selection” section of the prospectus:

The investment manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the investment manager chooses companies that have identifiable drivers of future earnings growth and that present, in the investment manager's opinion, the best trade-off between earnings growth, business and financial risk, and valuation. Also, in seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings growth and cash flow growth or the potential to generate income. The investment manager relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price.

Competitive advantages such as a particular product niche, proven technology, sound financial position, and strong management are all factors the investment manager believes may contribute to strong growth potential. Securities may be sold when they no longer meet the above criteria, or when the investment manager believes another security is a more attractive investment opportunity. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on a company, which the investment manager believes provide a measure of the company’s sustainability. In analyzing ESG factors, the investment manager assesses whether a company’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a company. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

VIII. For Templeton Foreign Fund, Templeton World Fund, Templeton Global Smaller Companies Fund and Templeton Growth Fund, the following replaces the second to last paragraph under the “Fund Details – Principal Investment Policies and Practices” section of the prospectus:

Portfolio Selection

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, profit margins and liquidation value. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on a company, which the investment manager believes provide a measure of the company’s sustainability. In analyzing ESG factors, the investment manager assesses whether a company’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a company. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

IX. For Templeton Global Balanced Fund, the seventh and eighth paragraphs under the “Fund Details – Principal Investment Policies and Practices” section of the prospectus are replaced with the following:

When choosing equity securities for the Fund, the investment manager uses a “bottom up,” value-oriented, long-term approach, focusing on the market price of a security relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential, as reflected by various metrics, including the company’s price/earnings ratio, price/cash flow ratio, price/book value and discounted cash flow.

With respect to equity securities, alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on an issuer, which the investment manager believes provide a measure of the issuer’s sustainability. In analyzing ESG factors, the investment manager assesses whether an issuer’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in an issuer. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

When choosing debt securities for the Fund, the investment manager allocates the Fund’s assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks, as well as an assessment of the potential impacts of material ESG factors on the long-term risk and return profile of a country. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

With respect to debt securities, the investment management believes that ESG considerations are most effective when fully integrated into the other components of traditional economic analysis. In selecting the investments for the Fund’s portfolio, the investment manager employs a research-driven investment process that combines qualitative, country-specific and global macroeconomic analysis with quantitative tools. As part of its ESG considerations, the investment manager employs a proprietary rating methodology (the Templeton Global Macro ESG-Index, or TGM-ESGI) to assess the sustainability practices of each country that issues sovereign bonds that are existing or potential investments for the Fund. The investment manager’s methodology captures not only a country’s current ESG score based on a variety of sub-categories that the investment manager has determined to have significant impact on macroeconomic conditions but more importantly, any expected improvement or deterioration in the country’s ESG practices. The investment manager believes this two-pronged approach (i.e., current and projected ESG scores) best represents the investment worthiness of a country as compared to other countries based on a country’s sustainability efforts.

Within the ESG subcategories, the methodology leverages baseline rankings from a set of recognized third-party indexes providers. The investment manager’s team will then use internal proprietary research as a forward-looking overlay on those baseline current scores, to assess whether the investment manager expects countries to improve or deteriorate in each of the subcategories. Preference is typically given to countries with higher ESG ratings or projected neutral to improving ESG ratings, however the results of this methodology can be deviated from in the portfolio construction. ESG subcategories, weightings for environment, social and governance, and third-party indexes providers used for scoring are reviewed at least bi-annually and may change over time without notice to shareholders. For corporate issuers, the Fund utilizes ESG ratings according to external providers (MSCI). Countries or corporate issuers that are subject to international economic sanctions, including sanctions imposed by the United Nations, the European Union or the United States Office of Foreign Assets Control are excluded from the Fund’s investment universe.

X. For Templeton Global Bond Fund and Templeton International Bond Fund, the following replaces the “Fund Details – Principal Investment Policies and Practices – Portfolio Selection” section of the prospectus:

The investment manager allocates the Fund’s assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks, as well as an assessment of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a country. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

The investment management believes that environmental, social and governance (ESG) considerations are most effective when fully integrated into the other components of traditional economic analysis. In selecting the investments for the Fund’s portfolio, the investment manager employs a research-driven investment process that combines qualitative, country-specific and global macroeconomic analysis with quantitative tools. As part of its ESG considerations, the investment manager employs a proprietary rating methodology (the Templeton Global Macro ESG-Index, or TGM-ESGI) to assess the sustainability practices of each country that issues sovereign bonds that are existing or potential investments for the Fund. The investment manager’s methodology captures not only a country’s current ESG score based on a variety of sub-categories that the investment manager has determined to have significant impact on macroeconomic conditions but more importantly, any expected improvement or deterioration in the country’s ESG practices. The investment manager believes this two-pronged approach (i.e., current and projected ESG scores) best represents the investment worthiness of a country as compared to other countries based on a country’s sustainability efforts.

Within the ESG subcategories, the methodology leverages baseline rankings from a set of recognized third-party indexes providers. The investment manager’s team will then use internal proprietary research as a forward-looking overlay on those baseline current scores, to assess whether the investment manager expects countries to improve or deteriorate in each of the subcategories. Preference is typically given to countries with higher ESG ratings or projected neutral to improving ESG ratings, however the results of this methodology can be deviated from in the portfolio construction. ESG subcategories, weightings for environment, social and governance, and third-party indexes providers used for scoring are reviewed at least bi-annually and may change over time without notice to shareholders. Countries that are subject to international economic sanctions, including sanctions imposed by the United Nations, the European Union or the United States Office of Foreign Assets Control are excluded from the Fund’s investment universe.

XI. For Templeton Global Total Return Fund, the following replaces the “Fund Details – Principal Investment Policies and Practices – Portfolio Selection” section of the prospectus:

The investment manager allocates the Fund’s assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks, as well as an assessment of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a country. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

The investment management believes that environmental, social and governance (ESG) considerations are most effective when fully integrated into the other components of traditional economic analysis. In selecting the investments for the Fund’s portfolio, the investment manager employs a research-driven investment process that combines qualitative, country-specific and global macroeconomic analysis with quantitative tools. As part of its ESG considerations, the investment manager employs a proprietary rating methodology (the Templeton Global Macro ESG-Index, or TGM-ESGI) to assess the sustainability practices of each country that issues sovereign bonds that are existing or potential investments for the Fund. The investment manager’s methodology captures not only a country’s current ESG score based on a variety of sub-categories that the investment manager has determined to have significant impact on macroeconomic conditions but more importantly, any expected improvement or deterioration in the country’s ESG practices. The investment manager believes this two-pronged approach (i.e., current and projected ESG scores) best represents the investment worthiness of a country as compared to other countries based on a country’s sustainability efforts.

Within the ESG subcategories, the methodology leverages baseline rankings from a set of recognized third-party indexes providers. The investment manager’s team will then use internal proprietary research as a forward-looking overlay on those baseline current scores, to assess whether the investment manager expects countries to improve or deteriorate in each of the subcategories. Preference is typically given to countries with higher ESG ratings or projected neutral to improving ESG ratings, however the results of this methodology can be deviated from in the portfolio construction. ESG subcategories, weightings for environment, social and governance, and third-party indexes providers used for scoring are reviewed at least bi-annually and may change over time without notice to shareholders. For corporate issuers, the Fund utilizes ESG ratings according to external providers (MSCI). Countries or corporate issuers that are subject to international economic sanctions, including sanctions imposed by the United Nations, the European Union or the United States Office of Foreign Assets Control are excluded from the Fund’s investment universe.

XII. For each Fund, the following is added after the “Fund Details – Principal Risks – Management” section of the prospectus:

ESG Considerations

ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio.  In light of this, the issuers in which the Fund invests may not be considered ESG-focused companies. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The investment manager’s assessment of an issuer may differ from that of investors, third party service providers, such as ratings providers, and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG factors. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

Please keep this supplement with your prospectus for future reference.